CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Due from Banks	$ 4,315.3	$ 2,818.0
Federal Funds Sold and Securities Purchased under Agreements to Resell	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities
Available for Sale	30,192.5	19,901.9
Held to Maturity (Fair value of $817.1 and $941.8)	799.2	922.2
Trading Account	8.0	6.8
Total Securities	30,999.7	20,830.9
Loans and Leases
Commercial	12,354.3	11,613.4
Personal	16,709.6	16,518.6
Total Loans and Leases	29,063.9	28,132.0
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)
Buildings and Equipment	494.5	504.5
Client Security Settlement Receivables	778.3	701.3
Goodwill	532.0	400.9
Other Assets	4,068.5	4,339.9
Total Assets	100,223.7	83,843.9
Deposits
Demand and Other Noninterest-Bearing	22,792.0	7,658.9
Savings and Money Market	17,470.8	14,208.7
Savings Certificates and Other Time	3,058.3	3,913.0
Non-U.S. Offices Noninterest-Bearing	3,488.4	2,942.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,472.4
Total Deposits	82,677.5	64,195.7
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Long-Term Debt	2,133.3	2,729.3
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	2,946.4	2,921.8
Total Liabilities	93,106.4	77,013.6
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3 Par Value; Authorized 560,000,000 shares; Outstanding shares of 241,008,509 and 242,268,903	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock (4,163,015 and 2,902,621 shares, at cost)	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3
Total Liabilities and Stockholders' Equity	$ 100,223.7	$ 83,843.9